Contingent Payment - Summary of Contingent Payment (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 CAD ($)
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Contingent Liabilities	$ 206
Re-measurement	494
Liabilities Settled or Payable	(65)
Contingent Liabilities	635
Less: Current Portion	214
Long-Term Portion	$ 421